Debentures (Details) $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Nov. 21, 2024 ILS (₪)	Oct. 10, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2022 ILS (₪)	Mar. 06, 2022 ILS (₪)	Jul. 30, 2021 ILS (₪)	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪)
Debentures [Line Items]
Debenture Current Liabilities		$ 44,962				$ 26,233
Debenture Non Current Liabilities		567,050				424,317
Debentures		612,012				450,550
Series E Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		21,464				2,605
Debenture Non Current Liabilities		0				21,547
Debentures		21,464				24,152						₪ 135,000,000
Series F Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		23,498				23,628
Debenture Non Current Liabilities		150,389				173,250
Debentures		173,887				196,878	₪ 335,182,000	₪ 335,870,101			₪ 222,000,000
Series C Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0				0
Debenture Non Current Liabilities		133,056				130,566
Debentures		133,056			₪ 80,570	130,566			₪ 164,363,000	₪ 367,220,000
Series D Debentures [Member]
Debentures [Line Items]
Debenture Current Liabilities		0				0
Debenture Non Current Liabilities		283,605				98,954
Debentures	₪ 1,176,986,000	$ 283,605	₪ 200,000,000	₪ 591,016,000		$ 98,954				₪ 385,970,000